Income Tax	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Tax	Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Current	(2,326)	(569)	(4,758)	(1,074)
Deferred	(146)	(274)	(292)	(548)
Income tax expense	(2,472)	(843)	(5,050)	(1,622)

Included in the Partnership's current income tax expense are provisions for uncertain tax positions relating to freight taxes. The Partnership does not presently anticipate its uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions of the trading activity of its vessels. The Partnership reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Partnership may change accordingly.